Share Capital - Additional Information (Detail) R / shares in Units, $ / shares in Units, $ in Millions, R in Billions					12 Months Ended
		May 25, 2017 $ / shares shares	May 24, 2017 $ / shares shares	Mar. 17, 2016	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 ZAR (R) R / shares
Disclosure of classes of share capital [line items]
Shares authorised			1,000,000,000
Par value per share | $ / shares			$ 0.50
Shares issued | $	[1]						$ 151.5
Share placement price per share | R / shares								R 59.50
Top of range [member]
Disclosure of classes of share capital [line items]
Buy back of ordinary shares during any financial year as percentage of issued share capital			20.00%
Top of Range Issued Share Capital [member]
Disclosure of classes of share capital [line items]
Percentage of authorised but unissued share capital as percentage of issued share capital			5.00%
Private Placement [member]
Disclosure of classes of share capital [line items]
Shares issued					$ 151.5	R 2.3	$ 151.5	R 2.3
Number of shares issued							38,857,913
Private Placement [member] | 50 Day Moving Average [Member]
Disclosure of classes of share capital [line items]
Percentage of discount on share price				0.70%
Private Placement [member] | 30 Day Volume Weighted Average [Member]
Disclosure of classes of share capital [line items]
Percentage of discount on share price				6.00%
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Shares authorised			1,000,000,000
No par value per share | $ / shares		$ 0	$ 0		$ 0		$ 0
Increase in number of shares authorised		2,000,000,000
Number of shares issued					820,614,217		820,606,945

[1]	As Restated - Refer note 40 for further details.